UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

MFRA NQM DEPOSITOR, LLC

Check the appropriate box to indicate the filing obligation which this form is intended to satisfy:

____	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period______________ to _________________

Date of Report (Date of earliest event reported) __________________

Commission File Number of securitizer: __________________

Central Index Key Number of securitizer:__________________

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(l) [ ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [ ]

X	Rule 15Ga-2 under the Exchange Act (17 CPR 240.15Ga-2)

Central Index Key Number of depositor: 0001803775

MFA 2020-NQM3 Trust
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): ________________

Central Index Key Number of underwriter (if applicable): ________________

Lori Samuels, 212-207-6422

Name and telephone number, including area code, of the person to contact in connection with this filing

PART I: REPRESENTATION AND WARRANTY INFORMATION

Item 1.01	Initial Filing of Rule l5Ga-1 Representations and Warranties Disclosure

Not Applicable

Item 1.02	Periodic Filing of Rule l5Ga-1 Representations and Warranties Disclosure

Not Applicable

Item 1.03	Notice of Termination of Duty to File Reports under Rule l5Ga-1

Not Applicable

PART II – FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as Exhibits to this Form ABS-15G. Please see the Exhibit Index for the related information.

Item 2.02 Findings and Conclusions of a Third-Party Due Diligence Report Obtained by the Underwriter

Not Applicable

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

MFRA NQM Depositor, llc

Date: November 27, 2020
	Name:	Lori Samuels
	Title:	Vice President and Assistant Secretary

EXHIBIT INDEX

99.1	Clayton Services LLC (“Clayton”) Due Diligence Executive Summary
99.2	Clayton Conditions Report
99.3	Clayton Loan Level Tape Compare
99.4	Clayton Non ATR QM
99.5	Clayton Valuations Summary
99.6	Clayton Waived Conditions Summary
99.7	Clayton Rating Agency ATR QM
99.8	Digital Risk, LLC (“Digital Risk”) Due Diligence Executive Summary
99.9	Digital Risk Non-QM Valuation Report
99.10	Digital Risk Rating Agency Report
99.11	Digital Risk Non-QM Report
99.12	Digital Risk Non-QM Rebuttal Findings Report